CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Common shares, no par value
Common shares, issued	55,262	50,723
Common shares, outstanding	55,262	50,723